SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS
	December 31	December 31,
	2022	2021
Total assets	617,631	286,476
Total liabilities	46,528	-

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT NET

	Depreciation Method	Useful Life
Buildings, including buildings held for lease	Straight-line method	7 – 47 years
Facilities attached to buildings	Straight-line or declining balance method	5 – 18 years
Machinery and equipment	Declining balance method	6 years
Vehicles	Declining balance method	2 – 6 years
Tools, furniture and fixture	Declining balance method	2 – 17 years
Land	Not depreciated	-
Software*	Straight-line method	5 years

*	Represents software that is non-detachable to the hardware.

SCHEDULE OF INTANGIBLE ASSETS ESTIMATED USEFUL LIVES	The estimated useful lives of intangible assets are as follows:
Technologies	10 years
Favorable contracts	17 years

SCHEDULES OF CONCENTRATION OF RISK

For the years ended December 31, 2022, 2021 and 2020, customers accounting for 10% or more of the Company’s total revenues were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Customer A	35%	24%	*

As of December 31, 2022 and 2021, customers accounting for 10% or more of the Company’s total current outstanding accounts receivable were as follows:

	December 31,	December 31,
	2022	2021
Customer B	*	18%
Customer C	*	16%

Suppliers

For the years ended December 31, 2022, 2021 and 2020, suppliers accounting for 10% or more of the Company’s total purchases were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Supplier A	*	*	16%

As of December 31, 2022 and 2021, suppliers accounting for 10% or more of the Company’s total current outstanding accounts payable were as follows:

	December 31,	December 31,
	2022	2021
Supplier B	31%	*
Supplier C	27%	*

*	Less than 10%

SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES ON RECURRING BASIS

Assets measured at fair value on a recurring basis as of December 31, 2022 and 2021 are summarized below.

Fair Value Measurements as of December 31, 2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Long-term investments:
Equity investments at fair value with readily determinable fair value	144,658	-	-	144,658

Fair Value Measurements as of December 31, 2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Short-term investments:
Marketable securities	182,313	-	-	182,313